Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value ILS 0.001 per share, reserved for issuance under the Nayax Ltd. 2026 Employee Stock Purchase Plan
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	74.01
Maximum Aggregate Offering Price	$ 14,802,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,044.16
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares which become issuable under the Nayax Ltd. 2026 Employee Stock Purchase Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding ordinary shares. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.

Maximum aggregate offering price and amount of registration fee are rounded up to the nearest whole cent.

Maximum aggregate offering price is estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based upon the average of the high and low sales prices for the ordinary shares as quoted on the Nasdaq Global Select Market on May 27, 2026 of $74.01 per share.